UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 19, 2025 to December 17, 2025

Commission File Number of issuing entity:  333-283864-01

Central Index Key Number of issuing entity:  0002056663

Benchmark 2025-V14 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-283864

Central Index Key Number of depositor:  0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 504-6678
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4345624
38-4345625
38-7341838
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
X-A			X
A-M			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on December 29, 2025 (SEC Accession No. 0001888524-25-022021) (the “Original 10-D”). The purpose of this amendment is to replace and supersede in its entirety the third paragraph regarding demands for repurchase under Item 1 of Part I of the Original 10-D with the corrected information regarding demands for repurchase that appears beginning in the third paragraph under Item 1 of Part I in this Form 10-D/A.  This Form 10-D/A does not reflect subsequent events occurring after the filing date of the Original 10-D.  No other changes have been made to the Original 10-D.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 17, 2025 a distribution was made to holders of the certificates issued by Benchmark 2025-V14 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table sets forth, for the monthly distribution period November 19, 2025 to December 17, 2025, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (4)			Assets That Were Subject of Demand (4), (5)			Assets That Were Repurchased or Replaced (4), (6)			Assets Pending Repurchase or Replacement (within cure period) (4), (7)			Demand in Dispute (4), (8)			Demand Withdrawn (4), (9)			Demand Rejected (4), (10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d) (3)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgage Loans

Benchmark 2025-V14 Mortgage Trust CIK #: 0002056663	X	Citi Real Estate Funding Inc.	14	354,486,000	37.7
		Goldman Sachs Bank USA	7	147,800,000	15.7
		Barclays Capital Real Estate Inc.	7	130,557,693	13.9
		DBR Investments Co. Limited	2	129,000,000	13.7
		German American Capital Corporation	3	116,300,000	12.4
		Bank of Montreal (2)	3	61,100,000	6.5	1	35,500,000.00	3.8	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	35,500,000.00	3.8
Benchmark 2025-V14 Mortgage Trust Total			35	$939,243,693	100.%	1	$35,500,000.00	3.8%	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	$35,500,000.00	3.8%
Commercial Mortgage Loan Total			35	$939,243,693		1	$35,500,000.00		0	0.00		0	0.00		0	0.00		0	0.00		1	$35,500,000.00

(1) “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.

(2) Greystone Servicing Company LLC (“Greystone”), as special servicer for Loan No. 12 (Lakeside Place & Shoreline Apartments, the “Loan”), in a letter dated November 7, 2025, requested that Bank of Montreal (“BMO”), as the Mortgage Loan Seller, cure certain alleged breaches of a representation and warranty under the related mortgage loan purchase agreement or, alternatively, repurchase the Loan.  In a letter dated November 26, 2025, BMO rejected the demand to cure or repurchase.

(3) The sum of the numerical data in this column does not equal the indicated total because the total reflects one or more mortgage loans that were co-originated and, therefore, portions of such mortgage loan are reflected in the applicable originators’ row.

(4) The numbers of assets or demands (shown in columns (d), (g), (j), (m), (p), (s) and (v)) and the principal balances (shown in columns (e), (h), (k), (n), (q), (t) and (w)) are with respect to BMO’s (or, in the case of columns (d) and (e), the subject originator’s) asset contribution only (without taking into account assets contributed by other originators).  However, the percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are with respect to the entire securitization pool (taking into account assets contributed by other originators) and based on (i) an aggregate principal balance of approximately $939,243,693.00 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 filed on March 25, 2025, and (ii) an aggregate principal balance of $938,994,729.57 as of December 17, 2025 (for columns (i) and (x)), as shown in the Monthly Distribution Report filed as Exhibit 99.1 to this Form 10-D.

(5) Reflects assets (i) subject to new demands to repurchase or replace that were received during the reporting period covered by this Form 10-D or (ii) that were the subject of a demand previously reported by the securitizer. Activity appearing in the other applicable columns of this table (“Assets That Were Repurchased or Replaced”, “Assets Pending Repurchase or Replacement (within cure period)”, “Demand in Dispute”, “Demand Withdrawn” and “Demand Rejected”) may relate to demands received during or prior to the reporting period covered by this Form 10-D.

(6) Reflects assets that were repurchased or replaced during the reporting period covered by this Form 10-D. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(7) Includes assets for which the representing party has agreed to repurchase or replace such asset but has not yet repurchased or replaced such asset. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(8)  Includes assets for which any of the following situations apply as of the end of the reporting period:

a.             A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form 10-D;

b.             The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

c.             The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(9) Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form 10-D.

(10) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form 10-D.

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 13, 2025. The CIK number for the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2025. The CIK number of GACC is 0001541294.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2025. The CIK number of CREF is 0001701238.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 14, 2025. The CIK number of GSMC is 0001541502.

Barclays Capital Real Estate Inc., one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2025. The CIK number of Barclays Capital Real Estate Inc. is 0001549574.

Bank of Montreal, one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2025. The CIK number of Bank of Montreal is 0000927971.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2025 under Commission File No. 333-283864-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2025 under Commission File No. 333-283864-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Benchmark 2025-V14 Mortgage Trust, relating to the December 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 29, 2025 under Commission File No. 333-283864-01  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 29, 2025 under Commission File No. 333-283864-01  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Matt Smith
Matt Smith, Director

Date: March 4, 2026

/s/ R. Chris Jones
R. Chris Jones, Managing Director

Date: March 4, 2026